Consolidated Statements of Stockholders' Deficit - USD ($) $ in Thousands	Total	Preferred Stock	Common Stock	Treasury Stock	Additional Paid-in capital	Accumulated Deficit	Private placement offering	Private placement offering Common Stock	Private placement offering Additional Paid-in capital	Related party	Related party Common Stock	Related party Additional Paid-in capital
Beginning balance at Dec. 31, 2015	$ (53,345)	$ 0	$ 0	$ 0	$ 324,527	$ (377,872)
Beginning balance (shares) at Dec. 31, 2015		0	203,967	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation expense	3,499				3,499
Issuance of common stock as a result of the exercise of warrants by related party										$ 8,933		$ 8,933
Issuance of common stock as a result of the exercise of warrants by related party, shares											175,934
Net proceeds on issuance stock							$ 23,698	$ 1	$ 23,697	5,819		5,819
Stock issued during period (shares)								634,858			138,826
Conversion of accrued interest to Common Stock by related parties										$ 17,934	$ 1	$ 17,933
Conversion of accrued interest to Common Stock by related parties, shares											306,270
Recapitalization for reverse merger, shares			125,000
Shares issued for restricted stock compensation	293				293
Shares issued for restricted stock compensation, shares			6,093
Cancellation of warrants previously classified as derivative liabilities	3,036				3,036
Treasury Shares	0
Net loss	(46,367)					(46,367)
Ending balance at Dec. 31, 2016	(36,500)	$ 0	$ 2	$ 0	387,737	(424,239)
Ending balance (shares) at Dec. 31, 2016		0	1,590,948	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation expense	5,510				5,510
Net proceeds on issuance stock	48,786		$ 5		48,781
Stock issued during period (shares)			5,250,000
Issuance of common stock for compensation	73				73
Issuance of common stock for compensation, shares			2,030
Issuance of preferred stock upon conversion of debt, net of discount	27,398	$ 3			27,395
Issuance of preferred stock upon conversion of debt, net of discount, shares		2,750,000
Commitment fee for Purchase Agreement	0
Commitment fee for Purchase Agreement, shares			125,000
Restricted shares vested, shares			47,658
Cancellation of warrants previously classified as derivative liabilities	0
Treasury Shares	(24)			$ (24)
Treasury Shares, shares			(7,854)	(7,854,000)
Net loss	(49,301)					(49,301)
Ending balance at Dec. 31, 2017	(4,058)	$ 3	$ 7	$ (24)	469,877	(473,921)
Ending balance (shares) at Dec. 31, 2017		2,750,000	7,007,782	7,854
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cumulative effect of change in accounting principle	(21)					(21)
Share-based compensation expense	2,040				2,040
Net proceeds on issuance stock	24,359		$ 16		24,343
Stock issued during period (shares)			15,300,000
Issuance of common stock for compensation	137				137
Issuance of common stock for compensation, shares			55,087
Commitment fee for Purchase Agreement	2,885		$ 2		2,883
Commitment fee for Purchase Agreement, shares			2,042,424
Restricted shares vested, shares			30,000
Net loss	(22,534)					(22,534)
Ending balance at Jun. 30, 2018	$ 2,808	$ 3	$ 25	$ (24)	$ 499,280	$ (496,476)
Ending balance (shares) at Jun. 30, 2018		2,750,000	24,699,145	7,854